CASH FLOW ITEMS - Other Financing Activites (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash Flow Statement [Abstract]
Proceeds from issuance of flow-through common shares	$ 6.8	$ 5.9
Repayment of equipment loans	(1.3)	(5.1)
Payment of lease obligations	(31.7)	(20.6)
Common shares issued for cash on exercise of stock options	3.9	6.1
Payment of repurchase option fee	0.0	(32.7)
Other	(12.1)	(13.5)
Other financing activities	$ (34.4)	$ (59.9)